Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.7%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$1,235	$1,180,969
4.88%, 05/01/25 (Call 04/01/25)	14,457	14,361,209
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)(a)	4,288	4,210,169
3.50%, 05/15/25 (Call 03/15/25)(a)	3,782	3,721,438
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	1,265	1,245,373
Howmet Aerospace Inc., 6.88%, 05/01/25
(Call 04/01/25)(a)	260	264,288
L3Harris Technologies Inc., 3.83%, 04/27/25
(Call 01/27/25)(a)	3,387	3,332,851
Lockheed Martin Corp., 4.95%, 10/15/25
(Call 09/15/25)	1,783	1,791,528
Northrop Grumman Corp., 2.93%, 01/15/25
(Call 11/15/24)(a)	6,697	6,566,408
RTX Corp., 3.95%, 08/16/25 (Call 06/16/25)	7,300	7,202,300
		43,876,533
Agriculture — 0.9%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	4,068	3,933,911
Bunge Ltd. Finance Corp., 1.63%, 08/17/25
(Call 07/17/25)	2,745	2,607,195
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)(a)	3,992	3,832,873
3.38%, 08/11/25 (Call 05/11/25)	3,913	3,834,194
5.00%, 11/17/25(a)	2,445	2,455,317
Reynolds American Inc., 4.45%, 06/12/25
(Call 03/12/25)	7,501	7,423,192
		24,086,682
Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25
(Call 04/04/25)	6,214	6,215,852
United Airlines Pass Through Trust, Series 2013-1,
Class A, 4.30%, 02/15/27	875	852,142
		7,067,994
Apparel — 0.7%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)(a)	5,879	5,726,196
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	2,709	2,686,376
Ralph Lauren Corp., 3.75%, 09/15/25
(Call 07/15/25)	2,650	2,596,882
Tapestry Inc.
4.25%, 04/01/25 (Call 01/01/25)	1,180	1,162,615
7.05%, 11/27/25	2,120	2,169,086
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)(a)	3,732	3,586,465
		17,927,620
Auto Manufacturers — 5.3%
American Honda Finance Corp.
1.00%, 09/10/25	2,992	2,819,980
1.20%, 07/08/25(a)	3,340	3,170,969
1.50%, 01/13/25(a)	4,195	4,057,518
5.00%, 05/23/25	2,355	2,361,713
5.80%, 10/03/25(a)	2,080	2,114,845
Series A, 4.60%, 04/17/25	3,475	3,465,198
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)(a)	3,106	2,922,407
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)(a)	5,395	5,207,430
3.38%, 11/13/25 (Call 10/13/25)	8,995	8,633,437
4.13%, 08/04/25	6,015	5,876,302
4.69%, 06/09/25 (Call 04/09/25)(a)	2,585	2,549,212
Security	Par (000)	Value

Auto Manufacturers (continued)
5.13%, 06/16/25 (Call 05/16/25)	$7,480	$7,413,983
General Motors Co.
4.00%, 04/01/25(a)	1,900	1,876,987
6.13%, 10/01/25 (Call 09/01/25)(a)	7,900	8,016,683
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)(a)	4,935	4,778,246
2.90%, 02/26/25 (Call 01/26/25)(a)	4,781	4,661,676
3.80%, 04/07/25	4,050	3,982,345
4.00%, 01/15/25 (Call 10/15/24)(a)	3,700	3,651,804
4.30%, 07/13/25 (Call 04/13/25)(a)	3,142	3,099,989
4.35%, 04/09/25 (Call 02/09/25)	4,012	3,970,785
6.05%, 10/10/25	5,225	5,299,565
Honda Motor Co. Ltd., 2.27%, 03/10/25
(Call 02/10/25)(a)	4,160	4,044,034
PACCAR Financial Corp.
1.80%, 02/06/25	3,022	2,925,599
2.85%, 04/07/25	1,440	1,410,000
3.55%, 08/11/25	2,395	2,359,246
4.95%, 10/03/25	1,430	1,438,250
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	3,776	3,539,559
1.45%, 01/13/25(a)	3,514	3,400,986
1.80%, 02/13/25	4,554	4,412,529
3.00%, 04/01/25	4,686	4,589,317
3.40%, 04/14/25	1,470	1,445,791
3.65%, 08/18/25	2,865	2,821,686
3.95%, 06/30/25	4,675	4,624,727
4.80%, 01/10/25(a)	4,872	4,864,164
5.40%, 11/10/25	2,660	2,694,513
5.60%, 09/11/25	1,250	1,269,610
		135,771,085
Auto Parts & Equipment — 0.3%
Aptiv PLC, 2.40%, 02/18/25 (Call 01/09/24)	4,301	4,174,814
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	70	68,522
Magna International Inc., 4.15%, 10/01/25
(Call 07/01/25)	3,857	3,806,608
		8,049,944
Banks — 25.2%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	3,772	3,712,648
5.09%, 12/08/25(a)	4,310	4,339,880
5.38%, 07/03/25	4,905	4,943,939
Australia & New Zealand Banking Group Ltd./New
York NY, 5.67%, 10/03/25	2,530	2,568,969
Banco Bilbao Vizcaya Argentaria SA, 1.13%,
09/18/25	4,165	3,899,358
Banco Santander SA
2.75%, 05/28/25	6,165	5,956,117
3.50%, 03/24/25(a)	4,940	4,836,183
5.15%, 08/18/25	7,270	7,239,464
5.18%, 11/19/25	6,084	6,047,484
Bank of America Corp.
3.88%, 08/01/25	7,447	7,352,534
4.00%, 01/22/25	11,174	11,023,305
Series L, 3.95%, 04/21/25	10,522	10,356,769
Bank of America NA, 5.65%, 08/18/25
(Call 07/18/25)	7,820	7,921,865
Bank of Montreal
1.50%, 01/10/25(a)	6,565	6,347,102
1.85%, 05/01/25(a)	7,008	6,747,933

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 06/07/25	$6,014	$5,909,740
5.92%, 09/25/25	3,300	3,353,597
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	6,663	6,409,487
3.95%, 11/18/25 (Call 10/18/25)(a)	1,986	1,956,260
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	4,376	4,279,904
Bank of Nova Scotia (The)
1.30%, 06/11/25(a)	5,207	4,956,986
1.45%, 01/10/25(a)	5,296	5,119,140
2.20%, 02/03/25	5,224	5,078,111
3.45%, 04/11/25(a)	7,055	6,920,731
5.45%, 06/12/25(a)	4,140	4,163,370
BankUnited Inc., 4.88%, 11/17/25
(Call 08/17/25)(a)	2,067	2,036,152
Barclays PLC, 3.65%, 03/16/25	9,131	8,960,812
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	2,514	2,356,943
2.25%, 01/28/25(a)	5,122	4,980,643
3.30%, 04/07/25	6,450	6,320,765
3.95%, 08/04/25	5,854	5,774,978
5.14%, 04/28/25	3,380	3,383,518
Citibank NA, 5.86%, 09/29/25 (Call 08/29/25)(a)	6,230	6,338,513
Citigroup Inc.
3.30%, 04/27/25(a)	6,602	6,474,590
3.88%, 03/26/25(a)	4,562	4,492,729
4.40%, 06/10/25(a)	10,871	10,752,397
5.50%, 09/13/25	5,981	6,018,184
Citizens Bank NA, 2.25%, 04/28/25
(Call 03/28/25)(a)	3,726	3,582,037
Citizens Financial Group Inc., 4.30%, 12/03/25
(Call 11/03/25)	1,372	1,345,837
Comerica Bank, 4.00%, 07/27/25(a)	1,199	1,166,080
Commonwealth Bank of Australia/New York
5.08%, 01/10/25(a)	3,083	3,086,936
5.50%, 09/12/25(a)	3,565	3,606,693
Cooperatieve Rabobank UA, 4.38%, 08/04/25	6,324	6,227,199
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25(a)	3,445	3,329,091
3.38%, 05/21/25(a)	4,782	4,698,654
5.00%, 01/13/25(a)	1,195	1,194,680
5.50%, 07/18/25(a)	3,665	3,703,998
Credit Suisse AG/New York NY
2.95%, 04/09/25	5,149	5,007,980
3.70%, 02/21/25(a)	8,362	8,229,678
7.95%, 01/09/25	5,471	5,601,171
Deutsche Bank AG, 4.50%, 04/01/25(a)	6,820	6,712,151
Deutsche Bank AG/New York NY, 4.16%,
05/13/25(a)	2,525	2,493,151
Fifth Third Bancorp., 2.38%, 01/28/25
(Call 12/29/24)(a)	4,274	4,153,717
Fifth Third Bank NA, 3.95%, 07/28/25
(Call 06/28/25)(a)	3,255	3,197,779
First Horizon Corp., 4.00%, 05/26/25
(Call 04/26/25)(a)	1,782	1,752,309
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	1,475	1,451,628
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)(a)	11,312	11,126,864
3.50%, 04/01/25 (Call 03/01/25)	14,278	14,009,744
3.75%, 05/22/25 (Call 02/22/25)(a)	9,083	8,927,296
4.25%, 10/21/25	8,534	8,409,230
HSBC Holdings PLC, 4.25%, 08/18/25	7,283	7,173,503
Security	Par (000)	Value

Banks (continued)
HSBC USA Inc., 5.63%, 03/17/25	$4,200	$4,226,280
Huntington Bancshares Inc./OH, 4.00%, 05/15/25
(Call 04/15/25)(a)	1,980	1,948,695
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)(a)	11,401	11,189,031
3.90%, 07/15/25 (Call 04/15/25)	11,454	11,315,708
7.75%, 07/15/25	1,260	1,307,021
KeyBank NA/Cleveland OH
3.30%, 06/01/25	2,793	2,700,403
4.15%, 08/08/25(a)	3,060	2,993,235
KeyCorp, 4.15%, 10/29/25(a)	2,413	2,361,463
Lloyds Bank PLC, 3.50%, 05/14/25	770	754,205
Lloyds Banking Group PLC
4.45%, 05/08/25	9,213	9,118,587
4.58%, 12/10/25	5,012	4,930,972
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)(a)	3,996	3,891,249
5.40%, 11/21/25 (Call 10/21/25)(a)	1,933	1,927,808
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	7,846	7,439,762
2.19%, 02/25/25	11,706	11,344,458
3.78%, 03/02/25(a)	3,547	3,494,049
Morgan Stanley
4.00%, 07/23/25	12,706	12,540,717
5.00%, 11/24/25	8,344	8,342,737
Morgan Stanley Bank NA, 5.48%, 07/16/25
(Call 06/16/25)	5,250	5,299,538
National Australia Bank Ltd./New York
3.50%, 06/09/25(a)	2,194	2,157,778
4.75%, 12/10/25	2,585	2,589,641
5.20%, 05/13/25	3,620	3,639,255
National Bank of Canada, 5.25%, 01/17/25(a)	4,270	4,273,286
Northern Trust Corp., 3.95%, 10/30/25	4,237	4,176,061
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	4,022	3,947,595
3.25%, 06/01/25 (Call 05/02/25)(a)	3,883	3,789,389
3.88%, 04/10/25 (Call 03/10/25)	3,417	3,358,472
4.20%, 11/01/25 (Call 10/01/25)(a)	2,266	2,227,480
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)	2,960	2,842,138
Royal Bank of Canada
1.15%, 06/10/25(a)	7,302	6,950,268
1.60%, 01/21/25(a)	4,475	4,327,871
3.38%, 04/14/25	6,461	6,347,212
4.95%, 04/25/25(a)	3,265	3,269,989
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)(a)	4,526	4,401,022
4.50%, 07/17/25 (Call 04/17/25)	5,099	5,023,116
State Street Corp., 3.55%, 08/18/25(a)	7,594	7,466,669
Sumitomo Mitsui Banking Corp., 3.65%,
07/23/25(a)	910	891,654
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25(a)	11,169	10,614,285
2.35%, 01/15/25(a)	7,449	7,252,844
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	2,827	2,805,640
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)(a)	1,065	1,056,518
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	4,368	4,101,989
1.15%, 06/12/25(a)	4,259	4,052,017
1.45%, 01/10/25(a)	4,420	4,273,113

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.77%, 06/06/25	$7,215	$7,109,598
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(a)	5,875	5,635,818
3.63%, 09/16/25 (Call 08/16/25)	4,707	4,582,541
4.05%, 11/03/25 (Call 09/03/25)(a)	2,290	2,250,421
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)(a)	2,679	2,527,587
3.70%, 06/05/25 (Call 05/05/25)(a)	4,122	4,041,089
4.00%, 05/01/25 (Call 03/01/25)(a)	3,850	3,791,825
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)(a)	6,492	6,212,637
3.95%, 11/17/25 (Call 10/17/25)(a)	3,528	3,477,149
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	4,616	4,482,979
2.80%, 01/27/25 (Call 12/27/24)(a)	4,548	4,448,020
UBS AG, 5.80%, 09/11/25	3,955	4,005,432
UBS Group AG, 3.75%, 03/26/25	9,545	9,380,568
Wells Fargo & Co.
3.00%, 02/19/25	11,339	11,097,936
3.55%, 09/29/25	11,067	10,825,418
6.00%, 10/28/25 (Call 04/28/24)(a)	205	205,016
Wells Fargo Bank NA, 5.55%, 08/01/25
(Call 07/01/25)	3,490	3,526,365
Westpac Banking Corp.
2.35%, 02/19/25(a)	7,901	7,696,721
3.74%, 08/26/25(a)	3,620	3,566,168
5.51%, 11/17/25(a)	2,455	2,490,323
		643,833,337
Beverages — 1.3%
Brown-Forman Corp., 3.50%, 04/15/25
(Call 02/15/25)	1,679	1,649,767
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)(a)	1,599	1,570,263
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)(a)	2,727	2,698,827
4.75%, 12/01/25(a)	1,905	1,896,926
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)(a)	3,656	3,462,925
5.20%, 10/24/25	2,534	2,557,816
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)(a)	2,658	2,589,037
4.42%, 05/25/25 (Call 03/25/25)	2,727	2,702,922
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)(a)	6,428	6,250,010
2.75%, 04/30/25 (Call 01/30/25)	4,267	4,163,620
3.50%, 07/17/25 (Call 04/17/25)	2,826	2,784,412
5.25%, 11/10/25	1,345	1,362,452
		33,688,977
Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)(a)	4,087	3,948,529
3.13%, 05/01/25 (Call 02/01/25)	4,372	4,270,230
5.25%, 03/02/25	6,105	6,119,786
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	3,535	3,485,926
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	7,993	7,866,886
Gilead Sciences Inc., 3.50%, 02/01/25
(Call 11/01/24)	7,713	7,594,109
Illumina Inc., 5.80%, 12/12/25 (Call 11/12/25)	1,430	1,443,805
Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC, 1.20%, 09/02/25
(Call 08/02/25)	$4,733	$4,438,815
		39,168,086
Building Materials — 0.6%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(a)	4,776	4,632,862
5.80%, 11/30/25(b)	5,185	5,258,065
Fortune Brands Home & Security Inc., 4.00%,
06/15/25 (Call 03/15/25)	2,437	2,397,436
Lennox International Inc., 1.35%, 08/01/25
(Call 07/01/25)(a)	1,418	1,340,131
Vulcan Materials Co., 4.50%, 04/01/25
(Call 01/01/25)	1,702	1,686,520
		15,315,014
Chemicals — 1.4%
Air Products and Chemicals Inc., 1.50%, 10/15/25
(Call 09/15/25)(a)	2,577	2,447,829
Celanese U.S. Holdings LLC, 6.05%, 03/15/25(a)	5,097	5,129,721
DuPont de Nemours Inc., 4.49%, 11/15/25
(Call 09/25/25)	8,265	8,201,463
Eastman Chemical Co., 3.80%, 03/15/25
(Call 12/15/24)(a)	3,367	3,314,760
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	2,826	2,695,669
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	2,407	2,354,883
4.70%, 12/05/25 (Call 11/05/25)(a)	1,999	2,004,466
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)(a)	2,376	2,228,121
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	2,403	2,341,959
5.95%, 11/07/25(a)	1,475	1,499,370
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)(a)	2,401	2,346,221
4.25%, 08/08/25(a)	1,765	1,746,884
		36,311,346
Commercial Services — 1.1%
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)(a)	4,874	4,787,756
Block Financial LLC, 5.25%, 10/01/25
(Call 07/01/25)(a)	1,655	1,654,850
Cintas Corp. No. 2, 3.45%, 05/01/25
(Call 04/01/25)	914	897,385
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)(a)	1,736	1,663,288
Global Payments Inc., 2.65%, 02/15/25
(Call 01/15/25)	4,806	4,667,044
Moody's Corp., 3.75%, 03/24/25 (Call 02/24/25)(a)	3,637	3,587,582
PayPal Holdings Inc., 1.65%, 06/01/25
(Call 05/01/25)(a)	5,505	5,272,418
Verisk Analytics Inc., 4.00%, 06/15/25
(Call 03/15/25)	3,621	3,570,793
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)	1,895	1,806,762
		27,907,878
Computers — 2.3%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)(a)	2,535	2,390,674
1.13%, 05/11/25 (Call 04/11/25)	8,557	8,191,962
2.50%, 02/09/25(a)	4,440	4,341,251
2.75%, 01/13/25 (Call 11/13/24)(a)	4,512	4,424,206
3.20%, 05/13/25	7,246	7,117,587

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp., 5.85%, 07/15/25
(Call 06/15/25)	$5,121	$5,172,898
Hewlett Packard Enterprise Co., 4.90%, 10/15/25
(Call 07/15/25)	10,775	10,734,289
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)(a)	5,138	4,934,663
International Business Machines Corp.
4.00%, 07/27/25	3,981	3,938,787
7.00%, 10/30/25(a)	2,669	2,775,144
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(a)	1,436	1,405,173
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	3,866	3,688,001
		59,114,635
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.10%, 08/15/25(a)	1,250	1,225,317
Haleon U.K. Capital PLC
3.13%, 03/24/25(b)	45	44,020
3.13%, 03/24/25	5,405	5,287,234
Kenvue Inc., 5.50%, 03/22/25	1,445	1,456,366
Procter & Gamble Co. (The), 0.55%, 10/29/25(a)	3,903	3,654,758
Unilever Capital Corp.
3.10%, 07/30/25	2,110	2,066,882
3.38%, 03/22/25 (Call 01/22/25)	2,193	2,158,925
		15,893,502
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25
(Call 01/15/25)(a)	2,650	2,559,659

Diversified Financial Services — 5.9%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)(a)	3,650	3,577,771
4.45%, 10/01/25 (Call 08/01/25)(a)	2,853	2,806,975
6.50%, 07/15/25 (Call 06/15/25)(a)	5,320	5,392,989
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	1,600	1,559,602
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	3,624	3,509,882
3.25%, 03/01/25 (Call 01/01/25)	2,914	2,844,248
3.38%, 07/01/25 (Call 06/01/25)(a)	3,680	3,573,022
Ally Financial Inc.
4.63%, 03/30/25(a)	2,544	2,516,878
5.80%, 05/01/25 (Call 04/01/25)(a)	3,688	3,698,026
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	7,860	7,616,064
3.95%, 08/01/25 (Call 07/01/25)(a)	10,050	9,903,356
4.20%, 11/06/25 (Call 10/06/25)(a)	3,693	3,662,754
Ameriprise Financial Inc., 3.00%, 04/02/25
(Call 03/02/25)	2,972	2,904,359
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)(a)	5,708	5,593,222
4.20%, 10/29/25 (Call 09/29/25)(a)	5,988	5,886,667
4.25%, 04/30/25 (Call 03/31/25)(a)	3,962	3,918,855
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)(a)	1,707	1,667,524
3.63%, 04/01/25 (Call 01/01/25)	2,020	1,984,588
3.85%, 05/21/25 (Call 03/21/25)	3,115	3,066,532
4.20%, 03/24/25 (Call 02/22/25)(a)	2,531	2,509,315
CME Group Inc., 3.00%, 03/15/25
(Call 12/15/24)(a)	4,652	4,558,609
Discover Financial Services, 3.75%, 03/04/25
(Call 12/04/24).	2,163	2,119,991
Franklin Resources Inc., 2.85%, 03/30/25	1,835	1,790,022
Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
3.65%, 05/23/25	$3,785	$3,722,156
3.75%, 12/01/25 (Call 09/01/25)(a)	5,998	5,884,339
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)(a)	1,397	1,386,850
Lazard Group LLC, 3.75%, 02/13/25(a)	2,149	2,107,762
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	3,286	3,190,400
Nasdaq Inc., 5.65%, 06/28/25	2,010	2,028,793
Nomura Holdings Inc.
1.85%, 07/16/25(a)	6,134	5,834,265
2.65%, 01/16/25(a)	6,860	6,683,359
5.10%, 07/03/25(a)	3,100	3,087,167
Radian Group Inc., 6.63%, 03/15/25
(Call 09/15/24)(a)	2,405	2,412,759
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	5,035	4,925,332
4.88%, 06/13/25 (Call 05/13/25)(a)	3,755	3,701,763
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)(a)	16,995	16,603,205
Western Union Co. (The), 2.85%, 01/10/25
(Call 12/10/24)(a)	2,378	2,318,138
		150,547,539
Electric — 5.6%
Ameren Illinois Co., 3.25%, 03/01/25
(Call 12/01/24)(a)	1,681	1,651,446
American Electric Power Co. Inc.
5.70%, 08/15/25	1,291	1,300,884
Series N, 1.00%, 11/01/25 (Call 10/01/25)	2,216	2,063,600
Appalachian Power Co., 3.40%, 06/01/25
(Call 03/01/25)	1,903	1,864,534
Arizona Public Service Co., 3.15%, 05/15/25
(Call 02/15/25).	1,923	1,875,251
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)(a)	3,780	3,679,884
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)(a)	2,581	2,543,560
4.05%, 04/15/25 (Call 03/15/25)	5,751	5,694,043
Connecticut Light & Power Co. (The), Series A,
0.75%, 12/01/25 (Call 11/01/25)	1,239	1,153,022
Constellation Energy Generation LLC, 3.25%,
06/01/25 (Call 05/01/25)	4,297	4,183,961
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	3,561	3,495,494
Series A, 3.30%, 03/15/25 (Call 02/15/25)	2,386	2,336,092
DTE Electric Co., 3.38%, 03/01/25
(Call 12/01/24)(a)	2,123	2,088,479
DTE Energy Co., Series F, 1.05%, 06/01/25
(Call 05/01/25)(a)	4,154	3,932,680
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,985	2,800,193
5.00%, 12/08/25(a)	2,107	2,111,841
Duke Energy Progress LLC, 3.25%, 08/15/25
(Call 05/15/25)(a)	2,180	2,133,426
Edison International
4.70%, 08/15/25(a)	1,765	1,750,994
4.95%, 04/15/25 (Call 03/15/25)	1,924	1,911,005
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	3,319	3,107,339
Evergy Metro Inc., 3.65%, 08/15/25
(Call 05/15/25)	1,281	1,256,576
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	2,248	2,202,463
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	1,726	1,612,971
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	3,781	3,723,871

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	$4,800	$4,694,892
3.13%, 12/01/25 (Call 06/01/25)	2,399	2,338,397
Iberdrola International BV, 5.81%, 03/15/25	2,142	2,157,122
Louisville Gas & Electric Co., Series 25, 3.30%,
10/01/25 (Call 07/01/25)(a)	1,269	1,240,058
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25(a)	2,155	2,086,587
2.85%, 01/27/25 (Call 10/27/24)(a)	2,547	2,494,874
3.25%, 11/01/25 (Call 08/01/25)	1,680	1,636,770
3.45%, 06/15/25(a)	1,060	1,039,878
5.45%, 10/30/25	1,905	1,924,920
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25(a)	3,200	3,173,553
5.75%, 09/01/25	7,640	7,715,739
6.05%, 03/01/25	8,633	8,705,107
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(a)	2,791	2,604,763
2.95%, 04/01/25 (Call 01/01/25)	1,772	1,731,121
Pacific Gas and Electric Co.
3.45%, 07/01/25(a)	2,776	2,706,485
3.50%, 06/15/25 (Call 03/15/25)(a)	3,255	3,169,433
4.95%, 06/08/25	2,891	2,874,227
PECO Energy Co., 3.15%, 10/15/25
(Call 07/15/25)	440	429,574
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	2,315	2,199,842
Public Service Electric & Gas Co., 3.00%, 05/15/25
(Call 02/15/25)(a)	1,099	1,075,319
Public Service Enterprise Group Inc., 0.80%,
08/15/25 (Call 07/15/25)	2,902	2,722,115
Puget Energy Inc., 3.65%, 05/15/25
(Call 02/15/25)	2,416	2,360,765
Sempra Energy, 3.30%, 04/01/25 (Call 03/01/25)	3,179	3,110,330
Southern California Edison Co.
Series C, 4.20%, 06/01/25(a)	1,580	1,561,833
Series E, 3.70%, 08/01/25 (Call 06/01/25)	4,277	4,198,366
Southern Co. (The), 5.15%, 10/06/25(a)	1,695	1,700,651
Southern Power Co., 4.15%, 12/01/25
(Call 09/01/25)(a)	2,368	2,334,114
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)(a)	853	832,478
Virginia Electric & Power Co., Series A, 3.10%,
05/15/25 (Call 02/15/25)	1,686	1,646,779
WEC Energy Group Inc., 5.00%, 09/27/25
(Call 08/27/25)(a)	1,685	1,685,902
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)(a)	1,058	1,068,003
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	2,835	2,769,209
		142,462,815
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25
(Call 03/01/25)(a)	1,961	1,922,325

Electronics — 0.6%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	2,455	2,376,646
Arrow Electronics Inc., 4.00%, 04/01/25
(Call 01/01/25)(a)	1,523	1,496,439
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	2,683	2,655,129
Honeywell International Inc., 1.35%, 06/01/25
(Call 05/01/25)	6,457	6,181,691
Security	Par (000)	Value

Electronics (continued)
Legrand France SA, 8.50%, 02/15/25(a)	$1,770	$1,824,047
		14,533,952
Entertainment — 0.4%
Warnermedia Holdings Inc.
3.64%, 03/15/25	7,150	7,011,140
3.79%, 03/15/25 (Call 01/09/24)	2,595	2,546,963
		9,558,103
Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	1,518	1,414,470
3.20%, 03/15/25 (Call 12/15/24)	3,187	3,123,892
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	2,417	2,252,831
3.13%, 03/01/25 (Call 12/01/24)(a)	2,631	2,579,306
		9,370,499
Food — 1.2%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	1,969	1,925,482
3.95%, 03/15/25 (Call 01/15/25)	3,983	3,924,367
Conagra Brands Inc., 4.60%, 11/01/25
(Call 09/01/25)(a)	4,726	4,685,161
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	4,675	4,616,668
5.24%, 11/18/25 (Call 01/16/24)(a)	774	774,100
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	2,924	2,774,443
3.20%, 08/21/25 (Call 05/21/25)(a)	695	681,052
JM Smucker Co. (The), 3.50%, 03/15/25	4,010	3,940,976
Mondelez International Inc., 1.50%, 05/04/25
(Call 04/04/25)(a)	4,163	3,988,494
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)(a)	3,343	3,274,915
		30,585,658
Forest Products & Paper — 0.0%
Suzano International Finance BV, 4.00%,
01/14/25(a)	1,180	1,158,087

Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25
(Call 04/15/25)	1,737	1,728,508
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	5,260	4,938,307
Southern California Gas Co., 3.20%, 06/15/25
(Call 03/15/25)	1,565	1,531,001
		8,197,816
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25
(Call 01/09/24)	3,185	3,087,663

Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	4,312	4,231,748
3.88%, 09/15/25 (Call 06/15/25)	2,343	2,323,627
Boston Scientific Corp., 1.90%, 06/01/25
(Call 05/01/25)	3,427	3,293,026
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	2,228	2,181,393
GE HealthCare Technologies Inc., 5.60%, 11/15/25
(Call 10/15/25)	6,309	6,370,113
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	2,776	2,636,053
3.38%, 11/01/25 (Call 08/01/25)(a)	3,643	3,552,695

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25
(Call 01/01/25)(a)	$4,560	$4,476,696
		29,065,351
Health Care - Services — 2.0%
CommonSpirit Health, 1.55%, 10/01/25
(Call 07/01/25)	1,318	1,238,507
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)(a)	5,906	5,754,628
5.35%, 10/15/25 (Call 09/15/25)(a)	2,346	2,358,655
HCA Inc.
5.25%, 04/15/25(a)	6,380	6,373,464
5.38%, 02/01/25	11,025	11,024,826
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	2,592	2,572,001
Laboratory Corp. of America Holdings, 3.60%,
02/01/25 (Call 11/01/24)(a)	5,031	4,946,578
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 (Call 08/15/25)	1,327	1,239,196
Quest Diagnostics Inc., 3.50%, 03/30/25
(Call 12/30/24)(a)	2,330	2,287,741
Sutter Health, Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	270	253,230
UnitedHealth Group Inc.
3.70%, 12/15/25	1,416	1,392,739
3.75%, 07/15/25(a)	8,087	7,980,571
5.15%, 10/15/25	2,665	2,690,369
UPMC, Series D-1, 3.60%, 04/03/25	1,635	1,599,129
		51,711,634
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)(a)	5,643	5,436,074
4.25%, 03/01/25 (Call 01/01/25)(a)	2,745	2,694,050
Blackstone Private Credit Fund
2.70%, 01/15/25 (Call 11/15/24)(a)	2,800	2,719,494
4.70%, 03/24/25	2,728	2,693,471
7.05%, 09/29/25(a)	3,152	3,209,113
Blue Owl Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	2,632	2,543,183
4.00%, 03/30/25 (Call 02/28/25)(a)	1,569	1,531,695
Blue Owl Credit Income Corp., 5.50%, 03/21/25(a)	2,060	2,037,258
FS KKR Capital Corp., 4.13%, 02/01/25
(Call 01/01/25)(a)	2,112	2,074,822
Goldman Sachs BDC Inc., 3.75%, 02/10/25
(Call 01/10/25)(a)	1,380	1,353,955
Oaktree Specialty Lending Corp., 3.50%, 02/25/25
(Call 01/25/25)	1,370	1,330,161
		27,623,276
Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)(a)	2,426	2,328,565
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)(a)	2,815	2,800,224
Toll Brothers Finance Corp., 4.88%, 11/15/25
(Call 08/15/25)(a)	1,780	1,769,198
		6,897,987
Home Furnishings — 0.2%
Harman International Industries Inc., 4.15%,
05/15/25 (Call 02/15/25)(a)	2,086	2,055,354
Whirlpool Corp., 3.70%, 05/01/25	1,962	1,926,721
		3,982,075
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25(a)	1,342	1,310,839
Security	Par (000)	Value

Insurance — 1.3%
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)(a)	$1,653	$1,615,038
Allstate Corp. (The), 0.75%, 12/15/25
(Call 11/15/25)(a)	2,747	2,547,334
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	3,799	3,728,724
Chubb INA Holdings Inc., 3.15%, 03/15/25	4,191	4,108,331
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)	2,300	2,295,781
Corebridge Financial Inc., 3.50%, 04/04/25
(Call 03/04/25)(a)	4,285	4,192,199
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	1,654	1,628,357
Lincoln National Corp., 3.35%, 03/09/25(a)	1,010	985,408
Marsh & McLennan Companies Inc., 3.50%,
03/10/25 (Call 12/10/24)	3,322	3,269,371
MetLife Inc.
3.00%, 03/01/25	2,413	2,363,443
3.60%, 11/13/25 (Call 08/13/25)	2,598	2,551,759
Principal Financial Group Inc., 3.40%, 05/15/25
(Call 02/15/25)	1,797	1,759,152
RenaissanceRe Finance Inc., 3.70%, 04/01/25
(Call 01/01/25)(a)	1,275	1,248,746
		32,293,643
Internet — 1.5%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)(a)	4,717	4,442,234
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	5,325	5,066,898
3.00%, 04/13/25	6,145	6,024,308
4.60%, 12/01/25(a)	2,055	2,059,725
5.20%, 12/03/25 (Call 09/03/25)	3,470	3,510,351
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(a)	1,215	1,184,465
4.13%, 06/30/25(a)	1,305	1,284,393
Booking Holdings Inc., 3.65%, 03/15/25
(Call 12/15/24)	2,594	2,552,320
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	4,798	4,630,615
5.90%, 11/22/25 (Call 10/22/25)(a)	1,800	1,827,708
Netflix Inc., 5.88%, 02/15/25(a)	3,120	3,142,288
Tencent Music Entertainment Group, 1.38%,
09/03/25 (Call 08/03/25)(a)	1,132	1,066,811
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	2,245	2,244,297
		39,036,413
Iron & Steel — 0.3%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	2,603	2,503,273
3.95%, 05/23/25(a)	2,480	2,445,576
Reliance Steel & Aluminum Co., 1.30%, 08/15/25
(Call 07/15/25)	1,909	1,794,930
Steel Dynamics Inc., 2.40%, 06/15/25
(Call 05/15/25)(a)	2,161	2,075,805
		8,819,584
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25
(Call 04/28/25)(a)	2,361	2,292,982

Lodging — 0.5%
Hyatt Hotels Corp., 5.38%, 04/23/25
(Call 03/23/25)	2,743	2,743,911
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	2,061	2,027,670

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
3.75%, 10/01/25 (Call 07/01/25)(a)	$1,629	$1,594,450
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,996	3,018,635
Sands China Ltd., 5.38%, 08/08/25 (Call 06/08/25)	4,375	4,327,827
		13,712,493
Machinery — 2.1%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	3,778	3,536,528
1.45%, 05/15/25	1,906	1,825,767
3.40%, 05/13/25	4,108	4,039,861
3.65%, 08/12/25(a)	2,170	2,138,501
4.90%, 01/17/25(a)	1,995	1,994,655
5.15%, 08/11/25	2,495	2,512,943
5.40%, 03/10/25(a)	360	362,729
CNH Industrial Capital LLC
3.95%, 05/23/25	2,790	2,747,136
5.45%, 10/14/25	1,600	1,611,876
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	1,942	1,896,614
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	1,954	1,895,735
John Deere Capital Corp.
1.25%, 01/10/25(a)	2,440	2,359,536
2.05%, 01/09/25(a)	1,597	1,555,839
2.13%, 03/07/25(a)	1,760	1,710,170
3.40%, 06/06/25	2,825	2,778,760
3.40%, 09/11/25	987	968,577
3.45%, 03/13/25(a)	2,618	2,582,292
4.05%, 09/08/25(a)	1,874	1,858,072
4.95%, 06/06/25(a)	1,465	1,470,140
5.15%, 03/03/25	2,275	2,286,877
Otis Worldwide Corp., 2.06%, 04/05/25
(Call 03/05/25)(a)	6,418	6,189,402
Rockwell Automation Inc., 2.88%, 03/01/25
(Call 12/01/24)	2,274	2,225,412
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/25 (Call 05/15/25)(a)	2,776	2,699,072
		53,246,494
Machinery - Diversified — 0.1%
John Deere Capital Corp., 5.30%, 09/08/25(a)	1,350	1,365,369

Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	2,789	2,695,562
2.65%, 04/15/25 (Call 03/15/25)(a)	2,714	2,631,236
3.00%, 08/07/25(a)	2,569	2,494,614
GE Capital International Funding Co. Unlimited
Co., 3.37%, 11/15/25(a)	1,127	1,095,089
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	1,399	1,378,865
		10,295,366
Media — 2.3%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%,
07/23/25 (Call 04/23/25)(a)	17,326	17,172,233
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)(a)	315	310,556
3.38%, 08/15/25 (Call 05/15/25)(a)	6,282	6,158,942
3.95%, 10/15/25 (Call 08/15/25)(a)	11,498	11,355,253
5.25%, 11/07/25	2,215	2,239,698
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	1,380	1,347,551
3.95%, 06/15/25 (Call 05/15/25)(a)	2,424	2,377,233
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	3,778	3,684,915
Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	$3,061	$2,984,030
Walt Disney Co. (The)
3.35%, 03/24/25	7,911	7,774,516
3.70%, 10/15/25 (Call 07/15/25)	3,273	3,216,621
		58,621,548
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)(a)	4,036	3,957,780

Mining — 0.0%
Southern Copper Corp., 3.88%, 04/23/25(a)	1,269	1,245,314

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25
(Call 05/01/24)	2,740	2,694,057

Oil & Gas — 3.3%
BP Capital Markets America Inc., 3.80%, 09/21/25
(Call 07/21/25)(a)	4,543	4,484,199
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	2,932	2,805,444
3.90%, 02/01/25 (Call 11/01/24)	3,043	2,998,429
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	10,066	9,683,728
3.33%, 11/17/25 (Call 08/17/25)	2,374	2,325,017
Chevron USA Inc., 0.69%, 08/12/25
(Call 07/12/25)	3,314	3,122,850
ConocoPhillips Co., 2.40%, 03/07/25
(Call 01/09/24)(a)	956	929,962
Devon Energy Corp., 5.85%, 12/15/25
(Call 09/15/25)	2,335	2,359,034
EOG Resources Inc., 3.15%, 04/01/25
(Call 01/01/25)	2,933	2,876,559
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)(a)	2,813	2,822,680
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	6,410	6,268,223
2.99%, 03/19/25 (Call 02/19/25)	10,172	9,971,785
Marathon Petroleum Corp., 4.70%, 05/01/25
(Call 04/01/25)	5,976	5,935,895
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)(a)	2,945	2,959,321
5.88%, 09/01/25 (Call 06/01/25)(a)	1,220	1,229,065
Ovintiv Inc., 5.65%, 05/15/25	2,860	2,873,330
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)	3,417	3,366,846
Phillips 66 Co., 3.61%, 02/15/25 (Call 11/15/24)	1,962	1,931,238
Shell International Finance BV, 3.25%, 05/11/25(a)	11,739	11,532,798
TotalEnergies Capital International SA, 2.43%,
01/10/25 (Call 10/10/24)(a)	4,540	4,438,238
		84,914,641
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	2,227	2,185,818
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	2,067	1,962,997
		4,148,815
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 4.00%,
05/17/25 (Call 04/17/25)	2,150	2,118,741
Sonoco Products Co., 1.80%, 02/01/25
(Call 01/09/24)	2,220	2,142,119
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)(a)	3,379	3,320,785
		7,581,645

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 5.5%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)(a)	$14,669	$14,426,194
3.80%, 03/15/25 (Call 12/15/24)	11,983	11,836,723
AstraZeneca PLC, 3.38%, 11/16/25	8,980	8,787,480
Bristol-Myers Squibb Co., 0.75%, 11/13/25
(Call 10/13/25)	4,158	3,886,859
Cardinal Health Inc., 3.75%, 09/15/25
(Call 06/15/25)(a)	2,144	2,098,225
Cencora Inc., 3.25%, 03/01/25 (Call 12/01/24)	3,110	3,050,208
Cigna Group (The)
3.25%, 04/15/25 (Call 01/15/25)	4,748	4,643,971
4.13%, 11/15/25 (Call 09/15/25)(a)	8,853	8,719,218
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)(a)	11,717	11,530,624
4.10%, 03/25/25 (Call 01/25/25)(a)	4,732	4,686,064
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	2,270	2,215,838
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	4,801	4,732,642
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	3,895	3,665,152
2.63%, 01/15/25 (Call 11/15/24)(a)	2,449	2,399,660
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	1,943	1,810,490
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	3,752	3,699,666
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	11,143	10,909,248
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	4,918	4,767,836
3.00%, 11/20/25 (Call 08/20/25)	7,382	7,196,021
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	4,544	4,315,151
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25(a)	11,885	11,856,690
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	3,920	3,721,752
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	3,174	3,156,298
5.40%, 11/14/25 (Call 10/14/25)	1,590	1,605,056
		139,717,066
Pipelines — 3.2%
Cheniere Corpus Christi Holdings LLC, 5.88%,
03/31/25 (Call 10/02/24)	6,011	6,026,966
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	4,757	4,705,906
DCP Midstream Operating LP, 5.38%, 07/15/25
(Call 04/15/25)	2,825	2,828,301
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	1,660	1,677,505
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)(a)	2,290	2,233,986
2.50%, 02/14/25	2,126	2,068,633
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,384	4,254,196
4.05%, 03/15/25 (Call 12/15/24)	4,572	4,509,629
5.75%, 04/01/25 (Call 01/29/24)(a)	1,705	1,704,911
5.95%, 12/01/25 (Call 09/01/25)(a)	1,539	1,554,948
Enterprise Products Operating LLC, 3.75%,
02/15/25 (Call 11/15/24)	5,552	5,489,427
Kinder Morgan Inc., 4.30%, 06/01/25
(Call 03/01/25)(a)	6,994	6,912,745
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	2,316	2,283,398
4.88%, 06/01/25 (Call 03/01/25)(a)	5,190	5,165,612
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)(a)	1,705	1,628,406
Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP, 4.90%, 03/15/25
(Call 12/15/24)(a)	$2,232	$2,221,542
Plains All American Pipeline LP/PAA Finance
Corp., 4.65%, 10/15/25 (Call 07/15/25)(a)	4,420	4,385,807
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25
(Call 12/01/24)	8,064	8,077,481
Spectra Energy Partners LP, 3.50%, 03/15/25
(Call 12/15/24)(a)	2,119	2,077,409
TC PipeLines LP, 4.38%, 03/13/25
(Call 12/13/24)(a)	2,312	2,285,172
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)(a)	3,333	3,249,530
3.95%, 06/01/25 (Call 03/01/25)(a)	660	646,476
Williams Cos. Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)(a)	3,461	3,419,024
4.00%, 09/15/25 (Call 06/15/25)(a)	3,648	3,589,066
		82,996,076
Real Estate — 0.1%
Brookfield Corp., 4.00%, 01/15/25 (Call 10/15/24)	3,110	3,074,116

Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities Inc., 3.45%,
04/30/25 (Call 02/28/25)	3,115	3,050,104
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	2,298	2,164,500
2.40%, 03/15/25 (Call 02/15/25)(a)	3,524	3,415,662
2.95%, 01/15/25 (Call 12/15/24)(a)	3,201	3,130,051
4.00%, 06/01/25 (Call 03/01/25)	3,391	3,338,375
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)(a)	2,179	2,135,151
3.50%, 11/15/25 (Call 08/15/25)	1,556	1,521,329
Boston Properties LP, 3.20%, 01/15/25
(Call 10/15/24)	4,268	4,175,086
Brixmor Operating Partnership LP, 3.85%, 02/01/25
(Call 11/01/24)(a)	3,048	2,993,679
Crown Castle Inc., 1.35%, 07/15/25
(Call 06/15/25)(a)	2,954	2,796,287
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)(a)	1,507	1,474,205
EPR Properties, 4.50%, 04/01/25
(Call 01/01/25)(a)	700	687,699
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	3,278	3,070,890
1.25%, 07/15/25 (Call 06/15/25)(a)	2,582	2,441,723
ERP Operating LP, 3.38%, 06/01/25
(Call 03/01/25)	2,204	2,155,890
Essex Portfolio LP, 3.50%, 04/01/25
(Call 01/01/25)(a)	2,156	2,111,070
GLP Capital LP/GLP Financing II Inc., 5.25%,
06/01/25 (Call 03/01/25)	4,456	4,435,620
Healthpeak OP LLC
3.40%, 02/01/25 (Call 11/01/24)(a)	1,260	1,235,103
4.00%, 06/01/25 (Call 03/01/25)(a)	1,532	1,507,671
Host Hotels & Resorts LP, Series E, 4.00%,
06/15/25 (Call 03/15/25)	2,192	2,150,392
Kilroy Realty LP, 4.38%, 10/01/25
(Call 07/01/25)(a)	1,700	1,661,148
Kimco Realty OP LLC, 3.30%, 02/01/25
(Call 12/01/24)(a)	2,353	2,304,780
Kite Realty Group Trust, 4.00%, 03/15/25
(Call 12/15/24)(a)	1,250	1,223,604

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP, 4.00%, 11/15/25
(Call 08/15/25)	$2,075	$2,038,144
NNN REIT Inc., 4.00%, 11/15/25 (Call 08/15/25)(a)	1,053	1,033,134
Omega Healthcare Investors Inc., 4.50%, 01/15/25
(Call 10/15/24)(a)	1,991	1,971,480
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)	2,569	2,531,460
4.63%, 11/01/25 (Call 09/01/25)(a)	2,668	2,653,091
Simon Property Group LP, 3.50%, 09/01/25
(Call 06/01/25)(a)	5,138	5,038,565
SITE Centers Corp., 3.63%, 02/01/25
(Call 11/01/24)	2,189	2,149,787
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	2,365	2,304,478
3.50%, 02/01/25 (Call 11/01/24)(a)	2,680	2,629,249
VICI Properties LP, 4.38%, 05/15/25	2,790	2,747,372
Welltower OP LLC, 4.00%, 06/01/25
(Call 03/01/25)	5,442	5,358,495
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	2,298	2,265,451
		87,900,725
Retail — 2.8%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	2,314	2,280,594
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	2,298	2,248,780
3.63%, 04/15/25 (Call 03/15/25)	2,169	2,132,443
Dollar General Corp., 4.15%, 11/01/25
(Call 08/01/25)	2,942	2,897,553
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	5,133	5,057,796
Genuine Parts Co., 1.75%, 02/01/25
(Call 01/09/24)	3,118	3,014,298
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)	2,385	2,331,505
3.35%, 09/15/25 (Call 06/15/25)(a)	5,551	5,442,650
4.00%, 09/15/25 (Call 08/15/25)	1,355	1,343,359
5.13%, 04/30/25(a)	1,365	1,373,036
Lowe's Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	4,015	3,923,681
4.00%, 04/15/25 (Call 03/15/25)	3,982	3,933,146
4.40%, 09/08/25(a)	3,730	3,705,369
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	2,583	2,453,087
3.30%, 07/01/25 (Call 06/15/25)(a)	4,300	4,212,229
3.38%, 05/26/25 (Call 02/26/25)	2,812	2,758,568
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	4,082	4,057,505
Starbucks Corp., 3.80%, 08/15/25
(Call 06/15/25)(a)	6,734	6,627,511
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	6,960	6,759,463
Walmart Inc.
3.55%, 06/26/25 (Call 04/26/25)(a)	3,065	3,024,581
3.90%, 09/09/25(a)	2,815	2,788,622
		72,365,776
Semiconductors — 1.9%
Analog Devices Inc., 2.95%, 04/01/25
(Call 03/01/25)(a)	2,748	2,691,608
Applied Materials Inc., 3.90%, 10/01/25
(Call 07/01/25)(a)	3,101	3,063,488
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.13%, 01/15/25 (Call 11/15/24)(a)	2,383	2,338,154
Broadcom Inc., 3.15%, 11/15/25 (Call 10/15/25)(a)	4,521	4,384,469
Security	Par (000)	Value

Semiconductors (continued)
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)(a)	$7,651	$7,528,794
3.70%, 07/29/25 (Call 04/29/25)(a)	7,863	7,743,610
Lam Research Corp., 3.80%, 03/15/25
(Call 12/15/24)	2,139	2,112,342
Microchip Technology Inc., 4.25%, 09/01/25
(Call 09/01/24)(a)	5,170	5,096,280
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%,
05/01/25 (Call 04/01/25)	2,915	2,819,598
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	6,647	6,534,491
Texas Instruments Inc., 1.38%, 03/12/25
(Call 02/12/25)	4,493	4,331,452
		48,644,286
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25)	2,249	2,207,084

Software — 3.0%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)(a)	3,233	3,139,361
3.25%, 02/01/25 (Call 11/01/24)(a)	4,928	4,846,719
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	1,577	1,564,367
Fidelity National Information Services Inc., 4.50%,
07/15/25	3,580	3,560,057
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)(a)	4,330	4,257,503
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	3,503	3,313,630
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)(a)	6,254	6,126,857
3.13%, 11/03/25 (Call 08/03/25)(a)	12,547	12,268,914
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	11,817	11,461,619
2.95%, 05/15/25 (Call 02/15/25)	12,450	12,117,534
5.80%, 11/10/25	2,604	2,642,950
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	3,388	3,179,421
3.85%, 12/15/25 (Call 09/15/25)(a)	1,551	1,524,992
Take-Two Interactive Software Inc., 3.55%,
04/14/25	3,693	3,622,357
VMware LLC, 4.50%, 05/15/25 (Call 04/15/25)	3,942	3,910,555
		77,536,836
Telecommunications — 1.9%
Cisco Systems Inc., 3.50%, 06/15/25	2,148	2,118,511
Juniper Networks Inc., 1.20%, 12/10/25
(Call 11/10/25)	1,573	1,464,094
KT Corp., 4.00%, 08/08/25(b)	460	453,039
Rogers Communications Inc.
2.95%, 03/15/25	4,180	4,076,161
3.63%, 12/15/25 (Call 09/15/25)	3,106	3,026,021
Sprint LLC, 7.63%, 02/15/25 (Call 11/15/24)(a)	5,530	5,621,143
T-Mobile USA Inc., 3.50%, 04/15/25
(Call 03/15/25)	13,919	13,644,595
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	6,207	5,784,634
3.38%, 02/15/25	6,073	5,970,665
Vodafone Group PLC, 4.13%, 05/30/25	7,637	7,553,532
		49,712,395
Transportation — 1.2%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	2,581	2,528,559
3.65%, 09/01/25 (Call 06/01/25)(a)	2,076	2,042,572

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
7.00%, 12/15/25	$718	$749,327
Canadian Pacific Railway Co., 2.90%, 02/01/25
(Call 11/01/24)	4,376	4,279,233
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	3,134	3,059,208
Norfolk Southern Corp., 3.65%, 08/01/25
(Call 06/01/25)	1,685	1,653,129
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)(a)	1,808	1,759,082
4.63%, 06/01/25 (Call 05/01/25)(a)	2,016	2,003,104
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)(a)	1,984	1,952,378
3.25%, 08/15/25 (Call 05/15/25)	2,187	2,140,218
3.75%, 07/15/25 (Call 05/15/25)	2,404	2,369,826
United Parcel Service Inc., 3.90%, 04/01/25
(Call 03/01/25)	5,009	4,954,456
		29,491,092
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	1,370	1,334,835

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25
(Call 12/01/24)(a)	2,212	2,168,915

Total Long-Term Investments — 98.7%
(Cost: $2,562,207,311)		2,523,963,257

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(c)(d)(e)	175,847,340	$175,952,848
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32%(c)(d)	12,460,000	12,460,000

Total Short-Term Securities — 7.4%
(Cost: $188,344,955)		188,412,848

Total Investments — 106.1%
(Cost: $2,750,552,266)		2,712,376,105

Liabilities in Excess of Other Assets — (6.1)%		(155,518,111)

Net Assets — 100.0%		$2,556,857,994

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$87,150,249	$88,787,237	(a)	$—	$5,933	$9,429	$175,952,848	175,847,340	$90,127	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,140,000	6,320,000	(a)	—	—	—	12,460,000	12,460,000	110,951		—
					$5,933	$9,429	$188,412,848		$201,078		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,523,963,257	$—	$2,523,963,257
Short-Term Securities
Money Market Funds	188,412,848	—	—	188,412,848
	$188,412,848	$2,523,963,257	$—	$2,712,376,105

Portfolio Abbreviation

REIT	Real Estate Investment Trust